Analysis of performance by segment - Segment results (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income and expenditure:
Interest payable on core structural borrowings		$ (328)	$ (316)	$ (496)
Adjusted operating profit		3,233	2,757	2,247
Short-term fluctuations in investment returns on shareholder-backed business		(458)	(579)	554
Amortisation of acquisition accounting adjustments		(5)	(5)	(5)
(Loss) gain attaching to corporate transactions		(94)	735	(142)
Profit before tax attributable to shareholders' returns		2,676	2,908	2,654
Tax charge attributable to shareholders' returns		(462)	(440)	(316)
Profit after tax from continuing operations		2,214	2,468	2,338
(Loss) profit for the year		(2,813)	2,185	792
Attributable to:
Equity holders of the Company From continuing operations		2,192	2,458	2,329
Profit (loss) attributable to equity holders of the company		(2,042)	2,118	783
Non-controlling interests from continuing operations		22	10	9
Profit (loss) attributable to non-controlling interests		(771)	67	9
(Loss) profit for the year		$ (2,813)	$ 2,185	$ 792
Basic earnings per share
Based on adjusted operating profit, net of tax and non-controlling interest, from continuing operations		$ 1.015	$ 0.866	$ 0.734
Based on profit from continuing operations (in USD per share)		$ 0.834	$ 0.946	$ 0.900
Discontinued US operations
Other income and expenditure:
Investment return and other income		$ 32,199	$ 31,321	$ 34,689
Loss after tax from discontinued operations	[1]	(5,027)	(283)	(385)
Attributable to:
Equity holders of the Company From discontinued operations		(4,234)	(340)	$ (385)
Non-controlling interests from discontinued operations		$ (793)	$ 57
Basic earnings per share
Based on loss from discontinued operations (in USD per share)	[1]	$ (1.611)	$ (0.130)	$ (0.149)
Discontinued UK and Europe operations
Other income and expenditure:
Profit before tax attributable to shareholders' returns				$ 2,094
Loss after tax from discontinued operations	[1]			(1,161)
Attributable to:
Equity holders of the Company From discontinued operations				$ (1,161)
Basic earnings per share
Based on loss from discontinued operations (in USD per share)				$ (0.448)
Operating segments
Other income and expenditure:
Interest payable on core structural borrowings		$ (328)
Adjusted operating profit		4,023
Tax charge attributable to shareholders' returns		(441)	$ (440)	$ (470)
Profit after tax from continuing operations		3,085	3,375	3,729
Operating segments | Debt redeemed in December 2021 and January 2022
Other income and expenditure:
Interest payable on core structural borrowings		(126)
Operating segments | CPL
Other income and expenditure:
Adjusted operating profit		343	251	219
Profit after tax from continuing operations		278	394	268
Operating segments | Hong Kong
Other income and expenditure:
Adjusted operating profit		975	891	734
Tax charge attributable to shareholders' returns		(40)	(15)	(29)
Profit after tax from continuing operations		1,068	994	1,116
Operating segments | Indonesia
Other income and expenditure:
Adjusted operating profit		446	519	540
Tax charge attributable to shareholders' returns		(74)	(125)	(129)
Profit after tax from continuing operations		362	409	428
Operating segments | Malaysia
Other income and expenditure:
Adjusted operating profit		350	309	276
Tax charge attributable to shareholders' returns		(71)	(58)	(54)
Profit after tax from continuing operations		265	256	237
Operating segments | Singapore
Other income and expenditure:
Adjusted operating profit		663	574	493
Tax charge attributable to shareholders' returns		(67)	(87)	(75)
Profit after tax from continuing operations		394	521	470
Operating segments | Growth markets and other
Other income and expenditure:
Adjusted operating profit		932	835	737
Tax charge attributable to shareholders' returns		(159)	(125)	(150)
Profit after tax from continuing operations		434	548	960
Other items		217	119	125
Operating segments | Eastspring
Other income and expenditure:
Adjusted operating profit		314	283	283
Tax charge attributable to shareholders' returns		(30)	(30)	(33)
Profit after tax from continuing operations		284	253	250
Material reconciling items
Other income and expenditure:
Investment return and other income		21	(15)	30
Interest payable on core structural borrowings		(328)	(316)	(496)
Corporate expenditure		(298)	(412)	(466)
Total other income and expenditure		(605)	(743)	(932)
Restructuring and IFRS 17 implementation costs		(185)	(162)	(103)
Material reconciling items | Insurance and asset management operations
Other income and expenditure:
Restructuring and IFRS 17 implementation costs		$ 101	$ (97)	$ (36)

[1]	Loss from discontinued operations represents the aggregate of the post-tax results during the year up to demerger and the remeasurement adjustment to the carrying value of the business and recycling of cumulative reserves from other comprehensive income upon demerger (see note D1.2 and note D1.3).